Annual Total Returns [BarChart] - Value Fund - Fund Shares	Dec. 01, 2020
Bar Chart Table:
2010	16.10%
2011	(0.42%)
2012	14.50%
2013	35.85%
2014	8.40%
2015	(3.49%)
2016	14.35%
2017	15.15%
2018	(12.81%)
2019	24.91%